SEGMENT INFORMATION	12 Months Ended
Jun. 30, 2022
Segment Information
SEGMENT INFORMATION

25. SEGMENT INFORMATION

(a) Identification of reportable segments

The Company has identified two reportable segments as reported that is consistent with the internal reporting provided to the chief operating decision maker, Chief Executive Officer.

As of 30 June 2022, the Company changed its reportable operating segments from two geographical segments, previously Australia and USA, to two business unit segments, EasyDNA and GeneType/Corporate as a result of integrating the EasyDNA acquisition in fiscal 2022. The Company changed its reporting structure to better reflect what the chief operating decision maker is reviewing to make organisational decisions and resource allocations. As a result, the prior period presentation of segment information has been recast to conform with the current segment reporting structure.

Management considers the business from a business unit perspective and has identified two reportable segments:

EasyDNA: relates to EasyDNA branded test sales and expenses.

GeneType / Corporate: relates to GeneType branded test sales and expense, including corporate charges.

(b) Business unit segments

The segment information for the reportable segments is as follows:

2022	EasyDNA	GeneType/ Corporate	Total
	$	$	$

Segment revenue & other income
Revenue from contracts with customers	6,001,421	793,395	6,794,816
Other income	-	2,783,391	2,783,391
Finance income	-	36,256	36,256
Total segment revenue & other income	6,001,421	3,613,042	9,614,463

Segment expenses
Depreciation and amortisation	-	(578,668)	(578,668)
Finance costs	-	(15,215)	(15,215)
Raw materials and change in inventories	(2,951,815)	(61,719)	(3,013,534)
Commissions	(156,625)	-	(156,625)
Employee benefits expenses	(1,235,657)	(4,632,998)	(5,868,655)
Advertising and promotional expenses	(1,079,291)	(806,111)	(1,885,402)
Professional fees	(21,685)	(1,813,759)	(1,835,444)
Research and development expenses	-	(705,507)	(705,507)
Impairment expenses	-	(564,161)	(564,161)
Other expenses	(721,226)	(1,433,149)	(2,154,375)
Total segment expenses	(6,166,300)	(10,611,286)	(16,777,586)

Income tax credit/(expense)	-	32,125	32,125
Loss for the period	(164,879)	(6,966,119)	(7,130,998)
Total Segment Assets	2,668,618	18,133,080	20,801,698
Total Segment Liabilities	(1,969,878)	(2,400,749)	(4,370,627)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

25. SEGMENT INFORMATION (cont.)

2021	EasyDNA	GeneType/ Corporate	Total
	$	$	$

Segment revenue & other income
Revenue from contracts with customers	-	120,554	120,554
Other income	-	1,559,961	1,559,961
Finance income	-	62,394	62,394
Total segment revenue & other income	-	1,742,909	1,742,909

Segment expenses
Depreciation and amortisation	-	(386,277)	(386,277)
Finance costs	-	(16,338)	(16,338)
Raw materials and change in inventories	-	(170,457)	(170,457)
Commissions	-	-	-
Employee benefits expenses	-	(3,868,331)	(3,868,331)
Advertising and promotional expenses	-	(436,274)	(436,274)
Professional fees	-	(1,461,401)	(1,461,401)
Research and development expenses	-	(1,165,531)	(1,165,531)
Impairment expenses	-	(32,048)	(32,048)
Other expenses	-	(1,283,871)	(1,283,871)
Total segment expenses	-	(8,820,528)	(8,820,528)

Income tax credit/(expense)	-	-	-
Loss for the period	-	(7,077,619)	(7,077,619)
Total Segment Assets	-	22,971,688	22,971,688
Total Segment Liabilities	-	(1,438,653)	(1,438,653)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

25. SEGMENT INFORMATION (cont.)

2020	EasyDNA	GeneType/ Corporate	Total
	$	$	$

Segment revenue & other income
Revenue from contracts with customers	-	9,864	9,864
Other income	-	1,118,140	1,118,140
Finance income	-	22,525	22,525
Total segment revenue & other income	-	1,150,529	1,150,529

Segment expenses
Depreciation and amortisation	-	(258,361)	(258,361)
Finance costs	-	(72,080)	(72,080)
Raw materials and change in inventories	-	(101,433)	(101,433)
Commissions	-	-	-
Employee benefits expenses	-	(2,066,111)	(2,066,111)
Advertising and promotional expenses	-	(279,312)	(279,312)
Professional fees	-	(2,035,395)	(2,035,395)
Research and development expenses	-	(865,627)	(865,627)
Impairment expenses	-	-	-
Other expenses	-	(1,766,985)	(1,766,985)
Total segment expenses	-	(7,445,304)	(7,445,304)

Income tax credit/(expense)	-	-	-
Loss for the period	-	(6,294,775)	(6,294,775)
Total Segment Assets	-	15,632,979	15,632,979
Total Segment Liabilities	-	(1,640,372)	(1,640,372)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)